Goodwill, Trademarks and Intangible Assets - Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill, Gross [Roll Forward]
Balance at beginning of period	$ 552,274	$ 551,879
Additions from business acquisitions		395
Business disposal	(1,779)
Balance at end of period	550,495	552,274
Accumulated Impairment [Roll Forward]
Balance at beginning of period	(534,179)	(375,295)
Impairment charges		(158,884)
Business disposal	1,779
Balance at end of period	(532,400)	(534,179)
Goodwill [Roll Forward]
Balance at beginning of period	18,095	176,584
Additions from business acquisitions		395
Impairment charges		(158,884)
Balance at end of period	$ 18,095	$ 18,095